                         SUPPLEMENT TO THE PROSPECTUSES
                                      FOR:

                    SCHWAB SHORT-TERM BOND MARKET INDEX FUND
                       SCHWAB TOTAL BOND MARKET INDEX FUND
                             DATED NOVEMBER 15, 1999


STEP 1 OF THE "BUYING SHARES" SECTION UNDER "INVESTING IN THE FUNDS" IS MODIFIED AS FOLLOWS:

STEP 1
CHOOSE A FUND, then decide how much you want to invest


                  Minimum initial       Minimum additional
                  Investment            Investment                   Minimum balance
                  ---------------------------------------------------------------------
                  $2,500 ($1,000        $500 ($100 for               $1,000 ($500 for
                  for retirement and    Automatic Investment         retirement and
                  custodial accounts)   Plan)                        custodial accounts)


                   SCHWAB YIELDPLUS FUND(TM)- INVESTOR SHARES
                               DATED JULY 21, 1999

Share class       Minimum initial       Minimum additional
                  Investment            Investment                   Minimum balance
                  ---------------------------------------------------------------------
Investor Shares   $2,500 ($1,000        $500 ($100 for               $1,000 ($500 for
                  for retirement and    Automatic Investment         retirement and
                  custodial accounts)   Plan)                        custodial accounts)


             SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
                 SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
                             DATED NOVEMBER 15, 1999

                  SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
                       SCHWAB LONG-TERM TAX-FREE BOND FUND
                             DATED NOVEMBER 15, 1999

                  Minimum initial       Minimum additional
                  Investment            Investment                   Minimum balance
                  ---------------------------------------------------------------------
                  $2,500 ($1,000        $500 ($100 for               $1,000 ($500 for
                  custodial accounts)   Automatic Investment Plan)   custodial accounts)


THE YEAR 2000 disclosure information under "Fund Management" for all of the above prospectuses has been deleted.

TF7560(2/29/00)